Related parties' transactions and balances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 0	$ 0